Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
OPERATING ACTIVITIES
Net income	$ 585.9	$ 784.5	$ 1,156.7
Adjustments to reconcile net income to net cash provided by operating activities of continuing operations:
Depreciation expense	216.3	189.5	172.6
Share-based compensation expense	44.5	35.5	27.3
Amortization expense	31.4	31.0	30.5
Deferred income tax expense	14.3	20.5	4.1
Loss on asset impairment	12.2	17.3
Loss (income) from discontinued operations, net	1.2	(29.3)	(126.9)
(Gain) loss on disposal of discontinued operations, net	(38.6)		23.5
Bad debt expense	(0.8)	4.5	16.2
Other	7.4	3.0	2.1
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	110.9	167.4	(110.7)
Decrease (increase) in trading securities	16.7	5.5	(72.3)
Increase in other assets	(27.3)	(73.1)	(40.5)
(Decrease) increase in liabilities	(157.4)	29.3	(67.9)
Net cash provided by operating activities of continuing operations	816.7	1,185.6	1,014.7
INVESTING ACTIVITIES
Additions to property and equipment	(875.3)	(857.2)	(764.2)
Proceeds from disposal of discontinued operations	158.1	14.3	45.1
Proceeds from disposition of assets	1.5	2.6	4.7
Net cash used in investing activities	(715.7)	(840.3)	(714.4)
FINANCING ACTIVITIES
Cash dividends paid	(153.7)	(14.2)	(14.3)
Reduction of long-term borrowings	(17.2)	(17.2)	(19.0)
Financing costs	(6.2)
Repurchase of shares	(6.0)	(6.5)	(259.7)
Proceeds from exercise of share options	1.4	9.6	27.3
Other	(10.9)	(5.9)	1.5
Net cash used in financing activities	(192.6)	(34.2)	(264.2)
Effect of exchange rate changes on cash and cash equivalents	(0.5)	0.5	(15.0)
Net cash provided by operating activities of discontinued operations	1.4	40.2	139.0
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(90.7)	351.8	160.1
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,141.4	789.6	629.5
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 1,050.7	$ 1,141.4	$ 789.6